Income Taxes (Details Narrative) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Options exercisable, remaining contractual life
Accumulated non-capital losses	$ 75,864	$ 54,468
Unused tax losses for which no deferred tax asset recognised	$ 0	$ 661